Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 8:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Other Intangible Assets:

	December 31, 2020	December 31, 2019	Weighted average amortization period

Cost:
Brand name	946	946	4.1
Customer list	2,450	2,450	2.5
Software	111	111	3
Customer relationship*	728	728	7
Backlog	90	90

	4,325	4,325
Accumulated amortization:
Brand name	946	946
Customer list	2,450	2,450
Software	111	111
Customer relationship*	688	130
Backlog	90	90

	4,285	3,727

Amortized cost	$40	$598

(*)	Due to the decline in the results of the acquired Imdecol business (See Note 3) and the current expectation of management for its future anticipated performance, the Company performed during the year ended December 31, 2020, an impairment analysis of the intangible assets which relate directly to its operations. Based on such analysis the Company recorded an impairment charge further described below:

In order to determine the fair value of such intangible assets, the Company, based on a valuation performed by the management, utilized the “Relief from Royalties” valuation method. Accordingly, certain assumptions and judgments were made in order to determine the future income from which royalties will be derived from and in order to determine the appropriate rate of royalties and rate of discount.

As a result of the above, the Company recorded an impairment loss in an amount of $ 517, with respect to customer relationship that was recorded under “impairment of intangible assets” in the consolidated statement of operations.

During the year ended December 31, 2019, the Company recorded an impairment loss in an amount of $ 356 with respect to intangible assets.

Intangible assets are amortized based on the straight-line method for their remaining useful life.

Amortization expenses amounted to $41, $79 and $ 57 for the years ended December 31, 2020, 2019 and 2018, respectively.

B.	The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

Goodwill
Balance as of January 1, 2019	4,676
Changes during 2019
Acquisition of Imdecol	1,085
Impairment of Goodwill (See Note 2j) (*)	(614)
Balance as of January 1,2020
Balance as of January 1and December 31, 2019	5,147
Changes during 2020
Acquisition of Imdecol
Impairment of Goodwill (See Note 2j) (**)	(471)
Balance as of December 31,2020	$4,676

(*)	Due to difficulties to implement Imdecol’s business following its acquisition (See Note 3) and the expectation of management for its future performance and following the annual impairment analysis performed as of December 31, 2019, the Company recorded a goodwill impairment in an amount of $ 614, in connection with a certain reporting unit (which consist of the acquired Imdecol business). The impairment was based on a valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were a discount rate of 14.18% and a long-term growth rate of 2%.

(**)	Due to the decline in the actual results of the acquired Imdecol business (See Note 3) and the current expectation of management for its future performance and following the annual impairment analysis performed as of December 31, 2020, the Company recorded. On December 31, 2020, a goodwill impairment in the total amount of $ 471 in connection with a certain reporting unit (which consists of the acquired Imdecol business). The impairment was based on a valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were a discount rate of 14.18% and a long-term growth rate of 2%.